Document and Entity Information	Jun. 17, 2026
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Jun. 17, 2026
Entity File Number	001-41150
Entity Registrant Name	Angel Studios, Inc.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	86-3483780
Entity Address State Or Province	UT
Entity Address, Address Line One	295 W Center St.
Entity Address, City or Town	Provo
Entity Address, Postal Zip Code	84601
City Area Code	760
Local Phone Number	933-8437
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	ANGX
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001865200
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false